Other assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Amortization related to intangible asset	$ 15,400	$ 16,798	$ 21,800
Acquired customer contracts
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Weighted average remaining useful lives	2 years	2 years	3 years